Fair Value Disclosures (Fair Value Of Certain Short And Long-term Debt, Based On Market Prices) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value Disclosures [Abstract]
Medium Term Notes at Fair Value	$ 1,679.7	$ 1,650.7
Medium-term notes at Book Value	1,632.3	1,623.0
Preferred securities underlying the junior convertible subordinated debentures at Fair Value	356.0	353.8
Preferred securities underlying the junior convertible subordinated debentures at Book Value	421.2	421.2
Convertible Debt, Fair Value Disclosures	0.1	45.5
Convertible notes	$ 0.1	$ 17.5